STRATUS FUND, INC.



                                     GROWTH

                              GOVERNMENT SECURITIES




                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2002

                GROWTH INSTITUTIONAL PORTFOLIO AND S&P 500 INDEX
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT


[GRAPHIC OMITTED]

AVERAGE ANNUAL RETURN                 END OF PERIOD (12/31/2002) VALUES
---------------------                 ----------------------------------
1 YEAR     -23.26%                     GROWTH INSTITUTIONAL   $19,934.79
5 YEARS     -0.74%                     S&P 500                $22,676.96
10 YEARS     7.76%
[or Life of Fund]


                    GROWTH RETAIL PORTFOLIO AND S&P 500 INDEX
               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT


[GRAPHIC OMITTED]


AVERAGE ANNUAL RETURN                 END OF PERIOD (12/31/2002) VALUES
---------------------                 ----------------------------------
1 YEAR     -23.72%                     GROWTH INSTITUTIONAL   $9,569.84
5 YEARS      N/A                       S&P 500                $9,725.33
10 YEARS    -0.88%
[or Life of Fund]

Results for the Retail Shares reflect payment of a maximum sales charge of 4.5% on the $10,000 investment with dividends and capital gains reinvested.
Average annual return does not include payment of a sales charge and assumes reinvestment of dividends and capital gains.
Past Performance is not predictive of future performance.
Growth Portfolio Institutional Shares for the period October 8, 1993 (inception) through December 31, 2002.
Growth Portfolio Retail Shares for the period January 7, 1998 (inception) through December 31, 2002.

                GOVERNMENT SECURITIES INSTITUTIONAL PORTFOLIO AND
                MERRILL LYNCH U.S. TREASURY INTER-TERM BOND INDEX
               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

[GRAPHIC OMITTED]

AVERAGE ANNUAL RETURN                 END OF PERIOD (12/31/2002) VALUES
---------------------                 ----------------------------------
1 YEAR       6.69%            GOVERNMENT SECURITIES INSTITUTIONAL   $16,165.07
5 YEARS      6.00%            MERRILL LYNCH U.S. TREASURY
10 YEARS     5.34%            INTER-TERM BOND                       $17,329.41
[or Life of Fund]


                   GOVERNMENT SECURITIES RETAIL PORTFOLIO AND
               MERRILL LYNCH U.S. TREASURY INTER-TERM BOND INDEX
               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT


[GRAPHIC OMITTED]

AVERAGE ANNUAL RETURN                 END OF PERIOD (12/31/2001) VALUES
---------------------                 ----------------------------------
1 YEAR       6.35%            GOVERNMENT SECURITIES RETAIL          $13,040.40
5 YEAR        N/A             MERRILL LYNCH U.S. TREASURY
10 YEARS     5.49%            INTER-TERM BOND                       $13,828.81
[or Life of Fund]

Results for the Retail Shares reflect payment of a maximum sales charge of 3% on the $10,000 investment with dividends and Capital gains reinvested.
Average annual return does not include payment of a sales charge and assumes reinvestment of dividends and capital gains.
Past performance is not predictive of future performance.
Government Securities Portfolio Institutional Shares for the period October 8, 1993 (inception) through December 31, 2002.
Government Securities Portfolio Retail Shares for the period January 13, 1998 (inception) through December 31, 2002.

                                  STRATUS FUND
                             SCHEDULE OF INVESTMENTS
                               December 31, 2002

                                GROWTH PORTFOLIO

                                                          Percent
                                                           of Net        Fair
      Shares            COMMON STOCK - 95.88%              Assets       Value
      ------            ---------------------              ------       -----

                Auto/Truck/Parts                            2.20%
                ----------------
      14,000    Autozone, Inc.*                                        $989,100

                Broadcasting/Media                          0.83%
                ------------------
      10,000    Clear Channel Communications, Inc.*                     372,900

                Building Materials/Construction             0.34%
                -------------------------------
       6,000    York International Corp.                                153,420

                Computer Products                           3.25%
                -----------------
       8,000    Affiliated Computer SVCS-A*                             421,200
      19,000    Dell Computers                                          508,060
      37,000    EMC Corp.*                                              227,180
       4,000    International Business Machines Corp.                   310,000
                                                                        -------
                                                                      1,466,440

                Computer Software                           8.11%
                -----------------
      32,000    Electronic Data Systems, Inc.                           589,760
      24,000    First Data Corp.                                        849,840
      33,000    Fiserv, Inc.*                                         1,120,350
      33,000    JD Edwards & Co.*                                       372,240
      14,000    Microsoft Corp.*                                        723,800
                                                                        -------
                                                                      3,655,990

                Diversified Operations                      5.00%
                ----------------------
          26    Berkshire Hathaway, Inc.*                             1,891,500
      15,000    Honeywell International, Inc.                           360,000
                                                                        -------
                                                                      2,251,500

                Electronics                                 4.63%
                -----------
       8,000    Applied Materials, Inc.*                                104,240
      20,000    Cubic Corp.                                             368,600
      20,000    Flextronics International Ltd.*                         163,800
      12,000    Intel Corp.                                             186,840
      14,000    QLogic Corp.*                                           483,140
      15,000    Texas Instruments, Inc.                                 225,150
      27,000    Xilinx, Inc.*                                           556,200
                                                                        -------
                                                                      2,087,970

                Financial Services                         13.86%
                ------------------
       6,000    Citigroup, Inc.                                         211,140
      50,000    US Bank                                               1,061,000
      18,000    First Tennessee National Corp.                          646,920
      15,000    H & R Block, Inc.                                       603,000
      35,000    MBNA Corp.                                              665,700
      15,000    Merrill Lynch & Co., Inc.                               569,250
      17,000    USA Education, Inc.                                   1,765,620
      21,000    Washington Mutual, Inc.                                 725,130
                                                                        -------
                                                                      6,247,760

                Food\Beverage\Tobacco                       1.54%
                ---------------------
      30,000    Applebee's International, Inc.                          695,730

                Gas-Distribution                            1.11%
                ----------------
      18,000    Questar Corp.                                           500,760

                                                          Percent
                                                           of Net        Fair
      Shares            COMMON STOCK CONTINUED             Assets        Value
      ------            ----------------------             ------        -----

                Household Products/Wares                    4.27%
                ------------------------
      35,000    Black & Decker Corp.                                 $1,501,150
      14,000    Newell Rubbermaid                                       424,620
                                                                        -------
                                                                      1,925,770
                Iron/Steel                                  0.83%
                ----------
       9,000    Nucor Corporation                                       371,700

                Machine/Tools                               0.78%
                -------------
      12,000    Dover Corp.                                             349,920

                Multimedia                                  1.72%
                ----------
      19,000    Viacom, Inc. Class A                                    775,390


                Manufacturing                               9.54%
                -------------
      30,000    Avon Products, Inc.                                   1,616,100
      15,000    General Electric Co.                                    365,250
      17,000    Harley-Davidson, Inc.                                   785,400
      35,000    Mattel, Inc.                                            670,250
       7,000    3M Company                                              863,100
                                                                        -------
                                                                      4,300,100

                Medical Supplies/Service                    5.05%
                ------------------------
      15,000    Cardinal Health, Inc.                                   887,850
      16,000    Quest Diagnostics, Inc.*                                910,400
       6,000    Teva Pharmaceutical Industries Ltd.                     231,660
      15,000    Tenet Healthcare Corp.*                                 246,000
                                                                        -------
                                                                      2,275,910

                Oil Company-Integrated                      6.41%
                ----------------------
       7,000    Anadarko Petroleum Corp.                                335,300
      40,000    Halliburton Company                                     748,400
      29,000    Occidental Petroleum Corp.                              825,050
      28,000    Exxon Mobil Corp.                                       978,320
                                                                        -------
                                                                      2,887,070

                Office/Buisness Supplies                    1.08%
                ------------------------
       8,000    Avery Dennison                                          488,640

                Pharmacuetical/Medical                      6.02%
                ----------------------
      12,000    Abbott Laboratories                                     480,000
      15,000    Johnson & Johnson                                       805,650
       9,000    Merck & Co, Inc.                                        509,490
      30,000    Pfizer, Inc.                                            917,100
                                                                        -------
                                                                      2,712,240
                Resturant/Food Service                      0.62%
                ----------------------
       8,000    Panera Bread*                                           278,480

                Retail Store                                6.52%
                ------------
      20,000    Bed Bath & Beyond, Inc.*                                690,600
      20,000    Best Buy Company, Inc.*                                 483,000
      28,000    CVS Corp.                                               699,160
      15,000    Lowe's Companies, Inc.                                  562,500
      10,000    Wal-Mart Stores, Inc.                                   505,100
                                                                        -------
                                                                      2,940,360

                                                          Percent
                                                           of Net         Fair
      Shares            COMMON STOCK CONTINUED             Assets        Value
      ------            ----------------------             ------        -----

                Schools                                     2.05%
                -------
      21,000    Apollo Group, Inc.*                                    $924,000

                Telecommunications                          0.65%
                ------------------
      19,000    Nokia Corp.                                             294,500

                Transportation                              5.26%
                --------------
      80,000    Southwest Airlines Co.                                1,112,000
      21,000    Union Pacific Corp                                    1,257,270
                                                                      ---------
                                                                      2,369,270
                Utilities-Electric                          0.52%
                ------------------
      12,000    Duke Energy Corp.                                       234,480

                Utilities-Telecommunications                0.72%
                ----------------------------
      12,000    SBC Communications, Inc.                                325,320

                Wholesale Special Line                      2.97%
                ----------------------
      36,000    Dentsply, Inc.*                                       1,340,604


                Total investment in securities
                 (cost $43,854,589)                        95.88%   $43,215,324
                Cash equivalents                            4.14%     1,866,059
                Other assets, less liabilities              (.02%)      (11,087)
                                                          -------   -----------
                NET ASSETS                                100.00%   $45,070,296
                                                          =======   ===========

*Indicates non-income producing security

                                STRATUS FUND, INC
                             SCHEDULE OF INVESTMENTS
                               December 31, 2002

                         GOVERNMENT SECURITIES PORTFOLIO


                                                        Percent
  Principal                                              of Net          Fair
   Amount            U.S. Government Securities          Assets         Value
   ------            --------------------------          ------         -----

                Government Agency Bonds                  74.42%
   $2,500,000   Federal Home Loan Bond 4.625% due 8/13/04            $2,617,928
    3,500,000   Federal Home Loan Bond 5.375% due 5/15/06             3,824,880
    2,000,000   Federal Home Loan Bond 6.21% due 11/04/04             2,158,014
    2,000,000   Federal Home Loan Mtg.  2.875% due 02/28/05           2,017,312
    2,000,000   Federal Home Loan Mtg.  3.05% due 7/15/04             2,016,612
    2,000,000   Federal Home Loan Mtg.  4.50% due 8/15/04             2,091,668
    1,000,000   Federal Home Loan Mtg.  5.00% due 05/16/07            1,070,910
    1,000,000   Federal Home Loan Mtg.  5.81% due 04/04/08            1,124,819
    2,000,000   Federal National Mtg. Assn. 2.9%  due 4/1/05          2,006,740
    1,000,000   Federal National Mtg. Assn. 4.45%  due 05/03/05       1,040,289
    1,000,000   Federal National Mtg. Assn. 5.75%  due 6/15/05        1,090,437
    2,000,000   Federal National Mtg. Assn. 6.35%  due 6/10/05        2,217,798
    2,263,709   Federal National Mtg. Assn. Pool 6.00%  due 3/1/17    2,369,415
    2,963,309   Federal National Mtg. Assn. Pool 5.50%  due 9/1/17    3,078,004
    2,962,054   Government National Mtg. Assn. Pool 4%  due 7/20/32   3,020,759
    1,000,000   Federal Home Loan Bond 3.25% due 8/15/05              1,030,200
    1,000,000   Federal National Mtg. Assn. 4.25%  due 2/11/05        1,003,436
    3,000,000   Federal National Mtg. Assn. Pool 3.25%  due 11/15/07  3,022,752
    2,564,622   Federal National Mtg. Assn. Pool 5.50%  due 11/01/16  2,664,056
    1,231,729   Federal National Mtg. Assn. Pool 5.00%  due 10/01/12  1,271,668
      237,287   Federal National Mtg. Assn. Pool 5.50%  due 3/01/17     246,440
    2,383,362   Federal National Mtg. Assn. Pool 6.00%  due 6/01/16   2,494,763
                                                                      ---------
                                                                     43,478,900

                Treasury Notes/Bonds                     10.44%
                --------------------
    3,000,000   U.S. Treasury Note 6.25% due 2/15/03                  3,017,814
    3,000,000   U.S. Treasury Note 5.75% due 8/15/03                  3,083,790
                                                                      ---------
                                                                      6,101,604

                Corporate Bonds                           9.88%
                ---------------
    1,000,000   Ford Motor Credit 6.70% due 7/16/04                   1,019,267
    1,000,000   General Electric 6.75% due 9/11/03                    1,036,396
    1,000,000   Northern Trust Company 6.625% due 10/01/03            1,036,029
    1,500,000   Wachovia 6.70% due 6/21/04                            1,604,739
    1,000,000   Walmart 6.55% due 8/10/04                             1,075,288
                                                                      ---------
                                                                      5,771,719

                Total investment in
                  securities (cost $53,272,226)          94.74%     $55,352,223
                Cash equivalents                          4.22%       2,466,327
                Other assets, less liabilities            1.04%         601,409
                                                          -----         -------
                TOTAL NET ASSETS                        100.00%     $58,419,959
                                                        =======     ===========

                               STRATUS FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2002
                                   (Unaudited)


                                                                 Government
                                                    Growth       Securities
Assets:                                            Portfolio     Portfolio
                                                   ----------    ----------
    Investments in securities, at fair value
     (cost $43,854,589 and $53,272,226)           $43,215,324   $55,352,223
    Cash equivalents                                1,866,059     2,466,327
    Accrued interest and dividends receivable          44,767       597,651
    Receivable for fund shares sold                    18,542        53,710
                                                  ------------  ------------
        Total assets                              $45,144,692   $58,469,911
                                                  ============  ============

Liabilities:
    Accrued expenses, including investment
      management and distribution expense
      payable to adviser, administrator
      and distributor                                  41,058        39,475
    Commissions payable for fund shares sold                5             -
    Payable for fund shares redeemed                   33,333        10,477
                                                  ------------  ------------
        Total liabilities                              74,396        49,952
                                                  ------------  ------------
Net assets applicable to outstanding
capital stock                                     $45,070,296   $58,419,959
                                                  ============  ============

Net assets are represented by:
    Capital stock, authorized 20 million and
      10 million shares; outstanding,
      at $.001 par (note 5)                            $4,206        $5,685
    Additional paid-in capital                     57,040,524    56,777,614
    Accumulated undistributed net
      investment income                               (17,008)       57,133
    Accumulated net realized loss on investments  (11,318,161)     (500,470)
    Unrealized appreciation(depreciation)(note 4)    (639,265)    2,079,997
                                                  ------------   -----------
        Total net assets applicable to
        shares outstanding                        $45,070,296   $58,419,959
                                                  ============  ===========

Shares outstanding and net asset value per share
    Institutional Shares of Capital
      Stock Outstanding                             4,133,667     5,658,378
    Net Asset Value and offering price
      per share - Institutional Shares                 $10.72        $10.28
                                                       ======        ======

    Retail Shares of Capital Stock Outstanding         72,811        26,478
    Net Asset Value per share - Retail Shares          $10.55        $10.28
    Maximum sales charge (note 3)                        0.50          0.32
                                                       ------        ------
    Maximum offering price to public                   $11.05        $10.60
                                                       ======        ======

    See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                             STATEMENT OF OPERATIONS
                       Six Months Ended December 31, 2002
                                   (Unaudited)


                                                            Government
                                                Growth      Securities
                                              Portfolio     Portfolio
                                              -----------   -----------
Investment income:
     Dividends                                  $234,551   $        -
     Interest                                     17,041     1,383,283
                                                --------    ----------
          Total investment income                251,592     1,383,283
                                                --------    ----------

Expenses (note 3):
     Investment advisory fees                    176,772       134,341
     Administration fees                          59,117        67,187
     Distribution expenses - Retail Class          1,234           333
     Accounting                                    8,422         8,523
     Securities pricing                            2,982         1,701
     Other operating expenses                     10,756        13,461
                                                 -------       -------
         Total expenses                          259,283       225,546
                                                --------      --------
         Net investment income (loss)            ($7,691)   $1,157,737
                                                 ========   ==========

Realized and unrealized gain (loss) on
     investments (note 4):
     Net realized loss                       ($2,301,749)     ($54,119)
     Net unrealized appreciation
     (depreciation)
          Beginning of period                 (3,619,645)   (1,372,481)
          End of period                         (639,265)    2,079,997
                                                ---------   -----------
            Net unrealized appreciation
             (depreciation)                   (4,258,910)      707,516
                                              -----------     ---------
            Net realized and unrealized
             gain (loss) on investments       (6,560,659)      653,397
                                              -----------     ---------

Net increase (decrease) in net assets
     resulting from operations               ($6,568,350)   $1,811,134
                                             ============  ============

     See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
                   Six Months Ended December 31, 2002 and the
                            Year Ended June 30, 2002

                                                                                       Government
                                                        Growth                         Securities
                                                       Portfolio                       Portfolio
                                            ------------------------------    -----------------------------
                                             Period Ended     Year Ended       Period Ended    Year Ended
                                            Dec. 31, 2002   June 30, 2002     Dec. 31, 2002   June 30, 2002
                                            --------------- --------------    -------------- --------------
Operations:
    Net investment income (loss)                   ($7,691)       ($9,317)       $1,157,737     $1,869,636
    Net realized gain (loss) on investments     (2,301,749)    (3,335,065)          (54,119)        41,889
    Unrealized appreciation (depreciation)      (4,258,910)    (4,268,185)          707,516        612,963
                                            --------------- --------------    -------------- --------------
         Net increase (decrease) in net
           assets resting from operations       (6,568,350)    (7,612,567)        1,811,134      2,524,488
                                            --------------- --------------    -------------- --------------

Distributions to shareholders from:
    Net investment income
         Institutional Class                             -              -         1,122,643      1,851,749
         Retail Class                                    -              -             4,705          7,596
                                            --------------- --------------    -------------- --------------
                                                         -              -         1,127,348      1,859,345
    Net realized gains
         Institutional Class                             -              -                 -              -
         Retail Class                                    -              -                 -              -
                                            --------------- --------------    -------------- --------------
                                                         -              -                 -              -
    Tax return of capital
         Institutional Class                             -         23,164                 -              -
         Retail Class                                    -            474                 -              -
                                            --------------- --------------    -------------- --------------
                                                         -         23,638                 -              -

                                            --------------- --------------    -------------- --------------
           Total Distributions                           -         23,638         1,127,348      1,859,345

Capital share transactions (note 5):
    Proceeds from sales                          4,451,892     11,330,309        20,205,070     14,683,692
    Payment for redemptions                     (4,615,914)   (12,576,745)       (8,169,213)    (8,321,266)
    Reinvestment of net investment income
      tax return of captial and
      net realized gain distributions
      at net asset value                                 -         19,290           787,808      1,571,526
                                            --------------- --------------    -------------- --------------
         Total increase (decrease) from
           capital share transactions             (164,022)    (1,227,146)       12,823,665      7,933,952
                                            --------------- --------------    -------------- --------------
         Total increase (decrease) in
           net assets                           (6,732,372)    (8,863,351)       13,507,451      8,599,095

Net Assets:
    Beginning of period                         51,802,669     60,666,020        44,912,508     36,313,413
                                            --------------- --------------    -------------- --------------
    End of period                              $45,070,297    $51,802,669       $58,419,959    $44,912,508
                                            =============== ==============    ============== ==============

    See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
      Six Months Ended December 31, 2002 and the Years Ended June 30, 2002,
                           2001, 2000, 1999, and 1998


                                                                          Growth Portfolio- Institutional Class
                                                    ---------------------------------------------------------------------------
                                                     Period Ended
                                                     Dec. 31, 2002      2002         2001         2000        1999        1998
                                                    --------------      ----         ----         ----        ----        ----
Net asset value:
    Beginning of period                                   $12.27       $14.05       $17.99       $19.51      $18.53      $17.07
                                                          ------       ------       ------       ------      ------      ------
    Income from investment operations:
         Net investment income                              0.00         0.00         0.01         0.00        0.06        0.11
         Net realized and unrealized gain/(loss)
           on investments                                  (1.55)       (1.77)       (2.20)        1.31        2.53        3.45
                                                           ------       ------       ------       -----       -----       -----
    Total income/(loss) from investment operations         (1.55)       (1.77)       (2.19)        1.31        2.59        3.56
                                                           ------       ------       ------       -----       -----       -----

    Less distributions:
    Dividends from net investment income                    0.00         0.00        (0.01)        0.00       (0.06)      (0.11)
    Distribution from capital gains                         0.00         0.00        (1.74)       (2.83)      (1.55)      (1.99)
    Tax return of capital                                   0.00        (0.01)        0.00         0.00        0.00        0.00
                                                           -----        ------       -----        -----       -----       ------
         Total distributions                                0.00        (0.01)       (1.75)       (2.83)      (1.61)      (2.10)
                                                           -----        ------       ------       ------      ------      ------

         End of period                                    $10.72       $12.27       $14.05       $17.99      $19.51      $18.53
                                                          ------       ------       ------       ------      ------      ------

Total return:                                             (23.26%)     (12.63%)     (12.76%)       7.52%      16.34%      22.29%
                                                         --------     --------     --------       -----      ------      ------

Ratios/Supplemental data:
    Net assets, end of period                        $44,302,221  $50,848,523  $59,406,608  $71,607,938 $65,011,189 $63,096,914
    Ratio of expenses to average net assets                 1.10%        1.10%        1.10%        1.11%       1.05%       0.76%
    Ratio of net income/(loss) to average net assets       (0.03%)      (0.01%)       0.04%        0.02%       0.31%       0.18%
    Portfolio turnover rate                                65.00%       92.57%      153.17%      178.43%     194.23%     137.03%

    See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
             Six Months Ended December 31, 2002 and the Years Ended
                June 30, 2002, 2001, 2000 and 1999 and the Period
               from January 7, 1998 (commencement of class shares)
                                to June 30, 1998


                                                                        Growth Portfolio- Retail Class
                                                  -------------------------------------------------------------------------------

                                                  Period Ended                                                      Period Ended
                                                  Dec. 31, 2002   2002         2001          2000          1999   June 30, 1998
                                                  -------------   ----         ----          ----          ----   -------------
Net asset value:
   Beginning of period                              $12.12       $13.93       $17.93        $19.51        $18.52       $15.86
                                                    ------       ------       ------        ------       -------       ------
   Income/(Loss) from investment operations:
        Net investment income/(loss)                 (0.02)       (0.04)       (0.04)        (0.05)         0.00         0.04
        Net realized and unrealized gain/(loss)
          on investments                             (1.55)       (1.76)       (2.20)         1.31          2.47         2.66
                                                     ------       ------       ------        -----         -----        -----
   Total income/(loss) from investment operations    (1.57)       (1.80)       (2.24)         1.26          2.47         2.70
                                                     ------       ------       ------        -----         -----        -----

   Less distributions:
   Dividends from net investment income               0.00         0.00         0.00          0.00          0.00        (0.04)
   Distribution from capital gains                    0.00         0.00        (1.76)        (2.84)        (1.48)        0.00
   Tax Return of capital                              0.00        (0.01)        0.00          0.00          0.00         0.00
                                                     -----        ------       -----         -----         -----        ------
        Total distributions                           0.00        (0.01)       (1.76)        (2.84)        (1.48)       (0.04)
                                                     -----        ------       ------        ------        ------       ------

        End of period                               $10.55 (a)   $12.12 (a)   $13.93 (a)    $17.93 (a)    $19.51 (a)   $18.52 (a)
                                                    ------       ------       ------        ------        ------       ------

Total return:                                       (23.72%)(a)  (13.02%)(a)  (13.10%)(a)     7.18% (a)    16.09% (a)   16.89%(a)(b)
                                                   --------     --------     --------        ------        ------       ------

Ratios/Supplemental data:
   Net assets, end of period                      $768,075     $954,146   $1,259,412    $1,817,151    $1,292,742     $784,176
   Ratio of expenses to average net assets            1.40%        1.40%        1.40%         1.41%         1.35%        1.50% (c)
   Ratio of net income/(loss) to
     average net assets                              (0.33%)      (0.31%)      (0.26%)       (0.28%)        0.01%        0.13% (c)
   Portfolio turnover rate                           65.00%       92.57%      153.17%       178.43%       194.23%      137.03%

(a)   Excludes maximum sales load of 4.5%
(b) Total return is not annualized, as it may not be representative of the total return for the year
(c)   Annualized for those periods less than twelve months in duration

   See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
      Six Months Ended December 31, 2002 and the Years Ended June 30, 2002,
                           2001, 2000, 1999, and 1998


                                                              Government Securities Portfolio- Institutional Class
                                               ----------------------------------------------------------------------------------

                                                 Period Ended
                                                 Dec. 31, 2002      2002          2001         2000          1999          1998
                                                 -------------      ----          ----         ----          ----          ----
Net asset value:
   Beginning of period                               $10.13         $9.95         $9.64        $9.79         $9.88         $9.72
                                                     ------         -----         -----        -----         -----         -----
   Income (loss) from investment operations:
        Net investment income                          0.25          0.47          0.52         0.52          0.51          0.51
        Net realized and unrealized gain (loss)
          on investments                               0.12          0.17          0.30        (0.15)        (0.09)         0.16
                                                       ----          ----         -----        ------        ------        -----
   Total income from investment operations             0.37          0.64          0.82         0.37          0.42          0.67
                                                       ----          ----         -----        -----         ------        -----

   Less distributions from
        net investment income                         (0.22)        (0.46)        (0.51)       (0.52)        (0.51)        (0.51)
                                                      ------        ------        ------       ------        ------        ------

        End of period                                $10.28        $10.13         $9.95        $9.64         $9.79         $9.88
                                                     -------       -------        ------       ------        ------        ------

Total return:                                          6.69%         6.59%         8.74%        3.89%         4.33%         7.04%
                                                      -----         -----         -----        -----         -----         -----

Ratios/Supplemental data:
   Net assets, end of period                    $58,147,867   $44,741,225   $36,158,350  $32,659,584   $29,321,012   $30,367,682
   Ratio of expenses to average net assets             0.83%         0.85%         0.86%        0.85%         0.80%         0.82%
   Ratio of net income to average net assets           4.28%         4.64%         5.26%        5.35%         5.13%         5.17%
   Portfolio turnover rate                             8.46%        36.61%       109.69%       30.55%        18.66%         2.07%


   See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
  Six Months Ended December 31, 2002, the Years Ended June 30, 2002, 2001, 2000 and 1999 and the Period from January 13, 1998 (commencement of class shares)
                                to June 30, 1998


                                                              Government Securities Portfolio- Retail Class
                                               ------------------------------------------------------------------------------

                                               Period Ended                                                     Period Ended
                                               Dec. 31, 2002    2002       2001         2000          1999    June 1998
                                               -------------    ----       ----         ----          ----   --------------
Net asset value:
   Beginning of period                            $10.13       $9.95       $9.64        $9.79         $9.89         $9.97
                                                  ------       -----       -----       ------        ------         -----
   Income from investment operations:
        Net investment income                       0.21        0.44        0.48         0.49          0.48          0.25
        Net realized and unrealized gain/(loss)
          on investments                            0.13        0.17        0.31        (0.15)        (0.09)        (0.08)
                                                   -----       -----       -----        ------        ------        ------
   Total income from investment operations          0.34        0.61        0.79         0.34          0.39          0.17
                                                   -----       -----       -----        -----         -----         ------

   Less distributions:
   Dividends from net investment income            (0.19)      (0.43)      (0.48)       (0.49)        (0.49)        (0.25)
                                                   ------      ------      ------       ------        ------        ------

        End of period                             $10.28 (a)  $10.13 (a)   $9.95 (a)    $9.64 (a)     $9.79 (a)     $9.89
                                                  ------      ------       -----        -----         -----         -----

Total return:                                       6.35% (a)   6.28% (a)   8.45% (a)    3.58% (a)     3.96% (a)     1.58% (a)(b)
                                                   -----       -----       -----        -----         -----         -----

Ratios/Supplemental data:
   Net assets, end of period                    $272,092    $171,283    $155,063     $233,172      $167,494      $139,164
   Ratio of expenses to average net assets          1.13%       1.15%       1.16%        1.15%         1.10%         1.21% (c)
   Ratio of net income to average net assets        3.98%       4.34%       4.96%        5.05%         4.83%         5.49% (c)
   Portfolio turnover rate                          8.46%      36.61%     109.69%       30.55%        18.66%         2.07%

(a)   Excludes maximum sales load of 3.0%
(b) Total return is not annualized, as it may not be representative of the total return for the year.
(c)   Annualized for those periods less than twelve months in duration.

   See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                          Notes to Financial Statements
                                December 31, 2002

1.   ORGANIZATION
     Stratus Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At December 31, 2002, the following series are presently authorized and have shares outstanding:

        Growth Portfolio
        Government Securities Portfolio

     Each portfolio has two classes of shares authorized and outstanding: retail and Institutional.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements.

     USE OF ESTIMATES: In preparing the financial statements in accordance with accounting principals generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and changes in net assets for the period. Actual results could differ from those estimates.

     VALUATION OF INVESTMENTS
     Investment securities are carried at fair value determined using the following valuation methods:

     o Securities traded on a national or regional stock exchange or included in the NASDAQ National Market System are valued at the last quoted sales price.

     o Securities not listed on an exchange or securities for which the latest quoted sales price is not readily available and securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

     o Securities including bonds, restricted securities, or other assets for which reliable recent market quotations are not readily available are valued at fair market value as determined in good faith or under the direction of the Board of Directors. Determination of fair value involves, among other things, reference to market indices, matrices and data from independent brokers and pricing services.

                               STRATUS FUND, INC.
                          Notes to Financial Statements

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     All securities are valued in accordance with the above noted policies at the close of each business day.

     The Growth Portfolios is authorized to purchase exchange-traded put and call options. At December 31, 2002, the Growth Portfolio had no such exchange traded options nor were any purchased during the year then ended.

     The Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short-sale). When a Portfolio makes a short-sale, it must borrow the security sold short and deliver it to the buyer. The proceeds from the short-sale will be retained by the broker-dealer through which it made the short-sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the security and may be obligated to remit any interest received on such borrowed securities. A gain or loss is recognized upon the termination of the short sale, if the market price at termination is less than or greater than the proceeds originally received.

     SECURITY TRANSACTIONS
     Security transactions are accounted for on the date securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Amortization of premium and discount is accrued daily using both the constant yield and the straight-line methods. Realized investment gains and losses are determined by specifically identifying the issue sold.

     FEDERAL INCOME TAXES
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute virtually all of the taxable income generated by the Portfolios to their shareholders within the time period allowed by the Federal law. Consequently, no liability for Federal income taxes is required. Internal Revenue Code requirements regarding distributions may differ from amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate in the period that the differences arise. Each Portfolio is treated as a separate entity for tax purposes, and on a calendar basis, will distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any Federal excise tax. There will be no net realized gain distributions until the net

                               STRATUS FUND, INC.
                          Notes to Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) realized loss carry forwards have been offset or expired. The losses will expire in 8 years. Each Portfolio prepares its tax return on an accrual basis. The Growth Portfolio and the Government Securities Portfolio had an unused capital loss carry forwards of approximately $6,622,437 and $394,396, respectively, available for federal income tax purposes at December 31, 2002. The losses begin expiring in 2004.

     DISTRIBUTION TO SHAREHOLDERS
     Dividends to shareholders are recorded on the ex-dividend date. In accordance with resolutions enacted by the Board of Directors, the Government Securities Portfolio declares dividends monthly and the Growth Portfolio declares dividends semi-annually. The dividends declared become payable immediately. Net realized gains, if any, are distributed annually.

     CASH EQUIVALENTS
     Cash equivalents consist of money market funds which declare dividends daily. As of December 31, 2002 the average yield on such funds was approximately 1.24%.

3.   FEES, EXPENSES AND RELATED PARTY TRANSACTIONS
     The Fund and each of its Portfolios have retained Union Bank & Trust Company (UBATCO) as their exclusive investment adviser and custodian of the Fund's assets (hereinafter, the Adviser).


     The Portfolios pay the following advisory fee rates per annum of their average daily net asset values:

               Portfolio                           Annual Fee Rate
               -----------------------------       ---------------
               Growth                                   .75%
               Government Securities                    .50%

     The Fund and each of its Portfolios have retained UBATCO as the custodian of the Fund's investments.

     The Fund and each of its Portfolios have retained Adminisystems, Inc. (the Administrator) to act as their transfer agent and administrator to provide all necessary record keeping and share transfer services for the Fund. The Administrator is a related party to the Fund. The agreement provides that each Portfolio will pay an administrative fee to the Administrator equal to .25% per annum of average daily net assets.

                               STRATUS FUND, INC.
                          Notes to Financial Statements

3.   FEES, EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)
     The Fund has selected UFS Securities, LLC (the Distributor), a company related through common management, to act as the underwriter and distributor of the fund's shares. Retail shares for the Growth portfolio include a maximum sales charge of 4.5%. Retail shares for the Government Securities portfolio include a maximum sales charge of 3.0%. For sales of all Portfolios of $50,000 or more, the sales charge is reduced. Pursuant to the shareholder approved distribution plan under Rule 12b-1, Retail shares of each fund will reimburse the distributor for shareholder-related expenses incurred in connection with the distribution of the fund's shares, however, under no circumstances shall such reimbursement exceed .50% per annum of the fund's average daily net assets. The Distributor received $1,641 and paid out $1,334 of this amount as commissions and dealer reallowances. Institutional shares for all portfolios are not charged sales charges or 12b-1 fees.

     Under the terms of the advisory, administrative and distribution agreements outlined above, the Portfolios collectively incurred $311,112; $126,304 and $1,568 for such services. All of the amount paid to the distributor was to Union Bank & Trust Company under a Dealer Service Agreement.

     At December 31, 2002, the following accrued investment advisory and administrative fees were payable to the Adviser and Administrator.

                              Payable to   Payable to       Payable
                                Adviser   Administrator  to Distributor  Total
                                -------   -------------  --------------  -----
     Growth Portfolio           $29,259     $ 9,753           $582      $39,594
     Government Securities
        Portfolio                24,661      12,330             73       37,064

     Under the terms of the advisory agreement, the Adviser may be obligated to reimburse a Portfolio up to the amount of the Adviser's fee paid to the Adviser if during any year the expenses of the Portfolio, including the Adviser's fee, exceed certain limitations. At December 31, 2002, no expense reimbursement was required.

     In addition to the amounts paid by the Portfolios under advisory, custodian, and administration agreements, the Portfolios used UFS Securities, LLC, to affect security trades on their behalf. As is customary in the industry, the investment adviser evaluates the pricing and ability to execute the transactions in selecting brokers to affect trades.

                               STRATUS FUND, INC.
                          Notes to Financial Statements

3.  FEES, EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)
    At December 31, 2002, directors, officers and employees of the Fund, the Adviser and Administrator and their immediate families held the following in each Portfolio:

                                                          Shares        Value
                                                          ------        -----
        Growth Portfolio Institutional Class              415,866    $4,458,081
        Growth Portfolio Retail Class                           -             -
        Government Securities Portfolio
          Institutional Class                             356,842     3,668,336
        Government Securities Portfolio Retail Class            -             -

    At December 31, 2002, UBATCO held, in nominee name, the following in each
    Portfolio:
                                                          Shares        Value
                                                          ------        -----
        Growth Portfolio Institutional Class            4,126,766   $44,238,932
        Growth Portfolio Retail Class                      56,707       598,259
        Government Securities Portfolio
          Institutional Class                           5,654,314    58,126,348
        Government Securities Portfolio Retail Class       25,253       259,601

4.   SECURITIES TRANSACTIONS
     Purchases of securities and proceeds from sales were as follows for each
     Portfolio:

                                                                     Proceeds
                                     Purchases       Proceeds       From Calls
                                     Of Securities   From Sales    & Maturities
                                     -------------   ----------    ------------

     Growth Portfolio                 $31,833,649    $29,659,860             -
     Government Securities Portfolio   19,741,966      1,227,423     3,000,000

     At December 31, 2002, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation of securities in each Portfolio were as follows:
                                                       Aggregate Gross
                                                          Unrealized
                                                       ---------------
                                               Appreciation        Depreciation
                                               ------------        ------------
      Growth Portfolio                         $  4,299,642          $4,938,907
      Government Securities Portfolio             2,079,997                   0

     At December 31, 2002, the cost of investment securities is identical for financial reporting and income tax purposes.

                               STRATUS FUND, INC.
                          Notes to Financial Statements

5.   CAPITAL SHARE TRANSACTIONS
     The Fund is authorized to issue a total of 1 billion shares of common stock in series with a par value of $.001 per share. The Board of Directors has authorized twenty million shares to be issued in the Growth Portfolio and ten million in the Government Securities Portfolio.

     Transactions in the capital stock of each Portfolio for the six months ended December 31, 2002 were as follows:

                                                  Growth             Growth
                                                 Portfolio          Portfolio
                                           Institutional Shares   Retail Shares
                                           --------------------   -------------
         Transactions in shares:
           Shares sold                            399,832              1,486
           Shares redeemed                       (410,465)            (7,421)
           Reinvested dividends                         0                  0
                                                 ---------            -------
              Net increase/(decrease)             (10,633)            (5,935)
                                                 =========            =======
        Transactions in dollars:
           Dollars sold                        $4,435,620           $ 16,273
           Dollars redeemed                    (4,533,434)           (82,480)
           Reinvested dividends               ------------          ---------
              Net increase/(decrease)          $  (97,814)          $(66,207)
                                              ============          =========

                                                Government         Government
                                                Securities         Securities
                                                Portfolio          Portfolio
                                           Institutional Shares   Retail Shares
                                           --------------------   -------------
         Transactions in shares:
           Shares sold                          1,963,894              9,620
           Shares redeemed                       (798,487)              (427)
           Reinvested dividends                    76,697                377
                                                ----------            -------
             Net increase/(decrease)            1,242,104              9,570
                                                ==========            =======
         Transactions in dollars:
            Dollars sold                      $20,106,365           $ 98,705
            Dollars redeemed                   (8,164,839)            (4,374)
            Reinvested dividends                  783,951              3,857
                                              ------------          ---------
              Net increase/(decrease)         $12,725,477           $ 98,188
                                              ============          =========